Business Combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combination

Note 3 – Business Combination

As discussed in Note 1, Organization and Basis of Consolidation and Presentation, the Company consummated the Business Combination on August 23, 2021, pursuant to the Merger Agreement dated May 9, 2021. In connection with the Business Combination, the following occurred:

●	On August 20, 2021, LIVK changed jurisdiction of incorporation from the Cayman Islands to the State of Delaware by deregistering as an exempted company in the Cayman Islands and domesticating and continuing as a corporation formed under the laws of the State of Delaware. As a result, each of LIVK’s issued and outstanding Class A ordinary shares and Class B ordinary shares automatically converted by operation of law, on a one-for-one basis, into shares of Class A common stock. Similarly, all of LIVK’s outstanding warrants became warrants to acquire shares of Class A common Stock.

●	LIVK entered into subscription agreements with certain investors pursuant to which such investors collectively subscribed for 2,760,000 shares of the Company’s Class A common stock at $10.00 per share for aggregate proceeds of $27,600,000 (the “PIPE Financing”).

●	Holders of 7,479,065 of LIVK’s Class A ordinary shares originally sold in LIVK’s initial public offering, or 93% of the shares with redemption rights, exercised their right to redeem their shares for cash at a redemption price of approximately $10.07 per share, for an aggregate redemption amount of $75.3 million.

●	The Business Combination was effected through the merger of Legacy AgileThought with and into LIVK, whereupon the separate corporate existence of Legacy AgileThought ceased and LIVK was the surviving corporation.

●	On the Closing Date, the Company changed its name from LIV Capital Acquisition Corp. to AgileThought, Inc.

●	An aggregate of 34,557,480 shares of Class A common stock were issued to holders of Legacy AT common stock and 2,000,000 shares of Class A common stock were issued to holders of Legacy AT preferred stock as merger consideration.

●	After adjusting its embedded derivative liabilities to fair value, upon conversion of the preferred stock, the Company’s embedded derivative liabilities were extinguished during the third quarter of 2021. Refer to Note 4, Fair Value Measurements for additional information.

●	The Company’s private placement warrants meet the criteria for liability classification. During 2021, the Company recognized a gain of $4.7 million on private placement warrants to reflect the change in fair value. For additional information on our warrants, refer to Note 15, Warrants, and Note 4, Fair Value Measurements.

The following table reconciles the elements of the Business Combination to the additional paid-in capital in the Consolidated Statement of Stockholders’ Equity for the year ended December 31, 2021:

(in thousands USD)	Business Combination
Cash - LIVK trust and cash, net of redemptions	$5,749
Cash - PIPE Financing	27,600
Less: Transaction costs	(13,033)
Net proceeds from the Business Combination	20,316
Less: Initial fair value of warrant liabilities recognized in the Business Combination	(15,123)
Equity classification of Public Warrants	8,292
Surrender of related party receivables	(1,359)
Debt conversion	38,120
Conversion of mezzanine equity1	15,594
Net adjustment to total equity from the Business Combination	$65,840

[1]	Relates to the transfer from mezzanine equity to permanent equity of the preferred contribution received from LIV Capital on February 02, 2021, which was considered part of the PIPE financing and upon the transaction close, was reclassified to permanent equity of the Company.

The number of shares of Class A common stock issued immediately following the consummation of the Business Combination:

Number of Shares
Class A ordinary shares of LIVK outstanding prior to the Business Combination	8,050,000
Less: redemption of LIVK’s Class A ordinary shares	(7,479,065)
Shares of LIVK’s Class A ordinary shares	570,935
Shares held by LIVK’s sponsor and its affiliates	2,082,500
Shares issued in the PIPE Financing	2,760,000
Shares issued to convert Legacy AgileThought’s preferred stock to Class A common stock	2,000,000
Shares issued to Legacy AgileThought’s common stock holders	34,557,480
Total shares of Class A common stock immediately after the Business Combination	41,970,915